Discontinued Operations (Schedule Of Estimated Timing Of Payments Of Liabilities) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Discontinued Operations [Abstract]
2016	$ 826
2017	300
Thereafter	601
Total estimated timing of payments of liabilities related to discontinued operations	$ 1,727